Other operating expenses (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Other operating expenses
Commission		₨ 936,557	₨ 894,504	₨ 746,959
Communication		331,520	283,091	213,034
Legal and professional fees		336,183	308,625	203,449
Loss on disposal of property, plant and equipment (net)		5,050	1,369	622
Outsourcing fees		126,753	40,242	33,888
Payment gateway and other charges		985,488	743,018	535,058
Advances provision/ written-off		10,299	9,165	12,047
Trade and other receivables provision / written-off		304,663	125,193	80,193
Duties and taxes		(29,595)	95,413	12,963
Rent		193,348	178,650	148,738
Repairs and maintenance		91,282	91,154	80,418
Travelling and conveyance		119,108	138,242	112,216
Insurance		42,791	39,117	12,067
Remeasurement of contingent consideration	$ 7,017	485,282	294,344
Corporate social responsibility (CSR) expense		1,564	10,245
Miscellaneous expenses		40,562	34,527	26,857
Total	$ 57,487	₨ 3,975,805	₨ 3,285,530	₨ 2,217,887